GENERAL	12 Months Ended
Dec. 31, 2016
GENERAL [Abstract]
GENERAL
NOTE 1 -	GENERAL

a.
TAT Technologies Ltd., (“TAT” or the “Company”) an Israeli corporation, incorporated in 1985, is a leading provider of solutions and services to the aerospace and defense industries, focused mainly on the following four segments: (i) original equipment manufacturing (“OEM”) of heat transfer solutions and aviation accessories through our Gedera facility; (ii) MRO services for heat transfer components and OEM of heat transfer solutions through our Limco subsidiary; (iii) MRO services for aviation components through our Piedmont subsidiary; and (iv) overhaul and coating of jet engine components through our Turbochrome subsidiary. TAT targets the commercial aerospace (serving a wide range of types and sizes of commercial and business jets), military aerospace and ground defense sectors. TAT’s shares are listed on both the NASDAQ (TATT) and Tel-Aviv Stock Exchange.

b.
TAT has the following wholly-owned subsidiaries: Limco-Piedmont Inc. (“Limco-Piedmont”), Turbochrome Ltd. (“Turbochrome”) and TAT Gal Inc. (“TAT Gal”).  Additionally the Company holds 51% of TAT-Engineering LLC (“TAT-Engineering”), hereinafter collectively referred to as the “Group”.

c.
On November 25, 2015, we signed an agreement with Russian-based Engineering Holding of Moscow (“Engineering”), to establish a new facility for the provision of services for heat transfer products. The new company, TAT-Engineering LLC, is based in Novosibirsk’s Tolmachevo airport. TAT-Engineering, LLC shall provide services for heat transfer products. 51% of TAT-Engineering LLC's shares are held by TAT and the remaining 49% are held by Engineering. The accounting treatment of the joint venture is based on the equity method due to variable participant rights granted to Engineering. The new entity was established in January 2016 and is currently in the process of ramping up its operations.